Note 7 - Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended
	December 31,
	2017	2016

Net loss attributable to common stockholders	$(1,374,364)	$(516,765)

Basic weighted average outstanding shares of common stock	19,366,000	18,236,435
Dilutive effects of common share equivalents	-	-
Dilutive weighted average outstanding shares of common stock	19,366,000	18,236,435

Basic and diluted net loss per share of common stock	$(0.07)	$(0.03)

	Year Ended September 30,
	2017	2016

Net loss attributable to common stockholders	$(2,771,894)	$(2,210,764)

Basic weighted average outstanding shares of common stock	19,007,371	17,031,000
Dilutive effects of common share equivalents	-	-
Dilutive weighted average outstanding shares of common stock	19,007,371	17,031,000

Basic and diluted net loss per share of common stock	$(0.15)	$(0.13)